Leases - Schedule of Operating Lease Related Assets and Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets		¥ 3,976,798		$ 374,911	¥ 2,543,807
Operating lease liabilities, current		2,078,397		265,527	1,801,628
Operating lease liabilities, noncurrent		1,934,528		$ 64,050	434,587
Total operating lease liabilities		4,012,925			¥ 2,236,215
Operating cash flows used in operating leases	¥ 2,316,582	¥ 2,175,762	¥ 1,999,242
Weighted average remaining lease term (years)		1 year 11 months 26 days	1 year 8 months 1 day	9 months 29 days	9 months 29 days
Weighted average discount rate		3.86%	4.55%	2.95%	2.95%